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JOHN M. THORNTON john.thornton@dechert.com +1 202 261 3377 Direct +1 202 261 3077 Fax

May 18, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)

File Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 326

Ladies and Gentlemen:

On behalf of Goldman Sachs Trust (the “Registrant”), electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 326 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act. This Registration Statement is being filed for the purpose of updating disclosure related to changes to the investment strategies of the Goldman Sachs Ultra-Short Duration Government Fund (effective July 27, 2012, this Fund’s name will change to “Goldman Sachs High Quality Floating Rate Fund”), Goldman Sachs Emerging Markets Debt Fund and the Goldman Sachs Local Emerging Markets Debt Fund, which could be construed as material. For administrative convenience, this filing includes other series of the Registrant with a March 31 fiscal year-end, but the Registrant does not believe that the changes made in the Post-Effective Amendment related to those series are material.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3377.

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Filing Desk May 18, 2012 Page 2

Sincerely,

/s/ John M. Thornton

John M. Thornton